Vessels, net	12 Months Ended
Dec. 31, 2023
Vessels, net.
Vessels, net

4.Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance December 31, 2021	$1,167,909	$(314,719)	$853,190
Additions	3,721	—	3,721
Depreciation	—	(31,806)	(31,806)
Balance December 31, 2022	$1,171,630	$(346,525)	$825,105
Additions	4,204	—	4,204
Depreciation	—	(31,946)	(31,946)
Balance December 31, 2023	$1,175,834	$(378,471)	$797,363

During both years ended December 31, 2023 and 2022, the Partnership installed a ballast water treatment system (“BWTS”), on six of its vessels. The cost of the BWTS in the year ended December 31, 2023 and 2022, amounted to $4,204 and $3,721, respectively. The cost of the BWTS was accounted as major improvement and was capitalized to vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Ballast water treatment system installation” under “Cash flows used in investing activities” in the consolidated statements of cash flows.

As of December 31, 2023, all vessels comprising the Partnership’s fleet were first priority mortgaged as collateral to secure the $675 Million Credit Facility, further discussed in Note 5.